Income taxes - Aging Analysis (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2023 BRL (R$)
Income Taxes [Abstract]
Up to 1 year	R$ 185,123
Over 1 year	131,608
Total	R$ 316,731